Annual Total Returns[BarChart] - UltraShort Japan ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.65%	(43.36%)	(67.28%)	(21.78%)	(27.47%)	(22.19%)	(34.24%)	13.58%	(35.34%)	(47.86%)